Significant accounting policies (Details 3) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Aug. 12, 2014	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 29,373	$ 30,477		$ 96,862	$ 108
Restricted cash	9,463	21,935
Trade receivables	6,189	6,189
Deferred debt issuance cost	2,532	2,574
Current portion of net investment in direct financing lease	3,051	2,894
Current deferred tax asset	340	343
Prepaid expenses and other receivables	3,016	564
Other current assets	148,713	149,906
Total current assets	202,677	214,882
Long-term assets
Restricted cash	15,116	15,184
Deferred debt issuance cost	10,491	11,556
Net investment in direct financing lease	291,644	292,469
Long-term deferred tax asset	1,668	1,667
Other long-term assets	13,904	15,449
Other equipment and advances to joint ventures	9,770	12,341
Total long-term assets	342,593	348,666
Total assets	545,270	563,548
Current liabilities
Value added and withholding tax liability	6,978	3,066
Accrued liabilities and other payables	13,190	13,365
Other current liabilities	27,211	31,088
Total current liabilities	47,379	47,519
Total long-term liabilities	255,996	279,651
Total liabilities	303,375	327,170
Total equity	241,895	236,378	$ 24,524		(48,096)
Total liabilities and equity	545,270	563,548
Indirect Adjustment [Member]
Current assets
Cash and cash equivalents	0	0		0	0
Restricted cash	0	0
Trade receivables	0	0
Deferred debt issuance cost	0	0
Current portion of net investment in direct financing lease	(45)	0
Current deferred tax asset		0
Prepaid expenses and other receivables	0	0
Other current assets	0	0
Total current assets	(45)	0
Long-term assets
Restricted cash	0	0
Deferred debt issuance cost	124	(75)
Net investment in direct financing lease	0	(30)
Long-term deferred tax asset	0	0
Other long-term assets	0	0
Other equipment and advances to joint ventures	0	0
Total long-term assets	124	(105)
Total assets	79	(105)
Current liabilities
Value added and withholding tax liability	0	0
Accrued liabilities and other payables	0	0
Other current liabilities	0	0
Total current liabilities	0	0
Total long-term liabilities	0	0
Total liabilities	0	0
Total equity	79	(105)
Total liabilities and equity	79	(105)
Restatement Adjustment [Member]
Current assets
Cash and cash equivalents	0	0		0	0
Restricted cash	0	0
Trade receivables	6,189	6,189
Deferred debt issuance cost	(29)	(29)
Current portion of net investment in direct financing lease	134	85
Current deferred tax asset	24	25
Prepaid expenses and other receivables	(206)	(4,527)
Other current assets	0	0
Total current assets	6,112	1,743
Long-term assets
Restricted cash	0	0
Deferred debt issuance cost	0	(343)
Net investment in direct financing lease	154	120
Long-term deferred tax asset	272	95
Other long-term assets	(6,176)	(6,177)
Other equipment and advances to joint ventures	0	0
Total long-term assets	(5,750)	(6,306)
Total assets	362	(4,562)
Current liabilities
Value added and withholding tax liability	6,714	2,231
Accrued liabilities and other payables	(5,465)	(5,836)
Other current liabilities	0	0
Total current liabilities	1,249	(3,605)
Total long-term liabilities	0	0
Total liabilities	1,249	(3,605)
Total equity	(887)	(957)
Total liabilities and equity	362	(4,562)
Scenario, Previously Reported [Member]
Current assets
Cash and cash equivalents	29,373	30,477		$ 96,862	$ 108
Restricted cash	9,463	21,935
Trade receivables	0	0
Deferred debt issuance cost	2,561	2,603
Current portion of net investment in direct financing lease	2,962	2,809
Current deferred tax asset	316	318
Prepaid expenses and other receivables	3,222	5,091
Other current assets	148,713	149,906
Total current assets	196,610	213,139
Long-term assets
Restricted cash	15,116	15,184
Deferred debt issuance cost	10,367	11,974
Net investment in direct financing lease	291,490	292,379
Long-term deferred tax asset	1,396	1,572
Other long-term assets	20,080	21,626
Other equipment and advances to joint ventures	9,770	12,341
Total long-term assets	348,219	355,076
Total assets	544,829	568,215
Current liabilities
Value added and withholding tax liability	264	835
Accrued liabilities and other payables	18,655	19,201
Other current liabilities	27,211	31,088
Total current liabilities	46,130	51,124
Total long-term liabilities	255,996	279,651
Total liabilities	302,126	330,775
Total equity	242,703	237,440
Total liabilities and equity	$ 544,829	$ 568,215